Revenue Recognition (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 27, 2011	Dec. 31, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
2014			$ 823,803,000
2015			721,352,000
2016			600,528,000
2017			479,408,000
2018			371,683,000
Thereafter			1,400,662,000
Operating leases, income statement, revenue	2,800,000	3,000,000	6,400,000	6,100,000
Allowance for doubtful accounts, rent receivables			30,200,000	28,200,000
Deferred rent receivables			48,600,000	31,700,000
Allowance for doubtful accounts, deferred rent receivables			$ 900,000	$ 500,000